Income Tax - Summary Of Income Tax (Detail) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign
Total (Current)				$ 0	$ 0	$ 0
Total (Deferred)				(5,004,696)	(3,141,971)	(2,382,742)
Valuation allowance				5,004,696	3,141,971	2,382,742
Income tax provision	$ 0	$ 0		0	0	0
United States
Federal
Current				0	0	0
Deferred				(871,006)	(374,301)	(734,239)
State and local
State
Current				0	0	0
Deferred				(204,567)	(87,114)	(164,534)
Brazil
Foreign
Current				0	0	0
Deferred				(3,929,123)	$ (2,680,556)	$ (1,483,969)
Zanite Acquisition Corp [Member]
Federal
Current			$ 0	0
Deferred			(73,682)	(1,276,315)
State
Current			0	0
Deferred			0	0
Foreign
Valuation allowance	$ 5,002,331		73,682	1,276,315
Income tax provision			$ 0	$ 0